UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 717 Constitution Drive
	   Suite 106
         Exton, PA  19341

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 321-6020

Signature, Place, and Date of Signing:

Kim M. Davis		Exton, PA		April 29, 2008
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    90

Form 13F Information Table Value Total:   $149,731
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2839 35865.000SH       SOLE                10675.000         25190.000
AFLAC Inc.                     COM              001055102     3093 47627.780SH       SOLE                14025.000         33602.780
AT&T Inc                       COM              00206R102     3818 99691.014SH       SOLE                23617.000         76074.014
Advanced Micro Devices Com     COM              007903107       83 14025.000SH       SOLE                 7000.000          7025.000
American Financial Group       COM              025932104      322 12606.000SH       SOLE                  700.000         11906.000
Amerigas Ptns LP Unit LP Int   COM              030975106      284 9425.000 SH       SOLE                                   9425.000
Amgen                          COM              031162100     2907 69578.000SH       SOLE                16097.000         53481.000
Anadarko Pete Corp Com         COM              032511107     2044 32430.000SH       SOLE                10350.000         22080.000
Apple Inc.                     COM              037833100      278 1936.000 SH       SOLE                                   1936.000
Applied Materials Inc Com      COM              038222105     2705 138651.134SH      SOLE                42000.000         96651.134
Atlas America Inc              COM              049167109     1576 26071.000SH       SOLE                 5802.000         20269.000
Avon Prods Inc Com             COM              054303102      305 7725.000 SH       SOLE                 7200.000           525.000
BP Amoco PLC                   COM              055622104      251 4133.000 SH       SOLE                  164.000          3969.000
Ball Corp                      COM              058498106     1286 28000.000SH       SOLE                 3725.000         24275.000
Barrick Gold Corp.             COM              067901108     4798 110426.160SH      SOLE                31625.000         78801.160
Caterpillar                    COM              149123101     4412 56357.593SH       SOLE                16175.000         40182.593
Centurion Gold Hldgs.          COM              15643F107        0 40000.000SH       SOLE                                  40000.000
Cheasapeake Energy Corp        COM              165167107     5044 109294.594SH      SOLE                43000.000         66294.594
Chevron Corp                   COM              166764100      223 2614.750 SH       SOLE                 1012.000          1602.750
Church & Dwight, Inc.          COM              171340102      441 8129.002 SH       SOLE                                   8129.002
Cisco Sys Inc Com              COM              17275r102     2879 119505.000SH      SOLE                33950.000         85555.000
CitiGroup Inc                  COM              172967101     3014 140700.000SH      SOLE                42900.000         97800.000
Coca Cola                      COM              191216100     1435 23568.416SH       SOLE                 5940.000         17628.416
Colgate Palmolive              COM              194162103     1902 24414.000SH       SOLE                 9175.000         15239.000
Constellation Brands Inc       COM              21036P108      543 30750.000SH       SOLE                13400.000         17350.000
Develop Divers Realty          COM              251591103      511 12201.727SH       SOLE                  886.000         11315.727
Discovery Hldg Cl A            COM              25468Y107      362 17075.000SH       SOLE                 6408.000         10667.000
Dominion Res Inc Va Com        COM              25746u109      654 16016.160SH       SOLE                 3450.000         12566.160
Dow Chemical                   COM              260543103     3268 88675.000SH       SOLE                23850.000         64825.000
Du Pont E.I. De Nemours & Co.  COM              263534109     2951 63101.989SH       SOLE                19600.000         43501.989
Eli Lilly & Co                 COM              532457108      379 7355.479 SH       SOLE                  850.000          6505.479
Emerson Electric               COM              291011104      406 7890.000 SH       SOLE                 1070.000          6820.000
Enterprise Products Part LP    COM              293792107     3730 125601.581SH      SOLE                29400.000         96201.581
Exxon Mobil Corporation        COM              30231g102      769 9091.000 SH       SOLE                  662.000          8429.000
Fastenal Co.                   COM              311900104     1980 43100.000SH       SOLE                23350.000         19750.000
First Bank of DE               COM              319307104       52 20000.000SH       SOLE                20000.000
Flextronics Intl Ltd Ord       COM              Y2573F102      297 31650.000SH       SOLE                                  31650.000
Fording Canadian Coal Tr       COM              345425102      231 4425.000 SH       SOLE                                   4425.000
Fortune Brands                 COM              349631101     1030 14825.539SH       SOLE                 2250.000         12575.539
Gannett Co                     COM              364730101     2630 90536.217SH       SOLE                24625.000         65911.217
Genentech Inc                  COM              368710406     3186 39250.000SH       SOLE                12250.000         27000.000
General Electric               COM              369604103     4231 114311.367SH      SOLE                24185.000         90126.367
General Growth Reit Properties COM              370021107      252 6600.000 SH       SOLE                                   6600.000
GlaxoSmithKline PLC            COM              37733W105      464 10944.493SH       SOLE                 3375.000          7569.493
Goldcorp Inc                   COM              380956409     3420 88250.268SH       SOLE                24750.000         63500.268
HCP Inc.                       COM              40414L109      630 18634.000SH       SOLE                                  18634.000
Harris Corp Del                COM              413875105      223 4600.000 SH       SOLE                                   4600.000
Heartland Energy Group         COM              42235D100        0 10000.000SH       SOLE                                  10000.000
Intel Corp                     COM              458140100      482 22775.481SH       SOLE                 8350.481         14425.000
International Business Machine COM              459200101      263 2284.000 SH       SOLE                                   2284.000
Johnson & Johnson              COM              478160104     1008 15543.251SH       SOLE                 4017.251         11526.000
Kinder Morgan 100,000ths       COM                               0 420840.000SH      SOLE                                 420840.000
Kinder Morgan Energy           COM              494550106     2198 40195.679SH       SOLE                14925.000         25270.679
Laboratory Corp. of American H COM              50540R409     3437 46650.000SH       SOLE                12850.000         33800.000
Liberty Interactive Group Ser. COM              53071M104      694 42973.000SH       SOLE                14974.000         27999.000
Liberty Media - Entertainment  COM              53071M500      820 36220.000SH       SOLE                11960.000         24260.000
Magellan Midstream Prtns       COM              559080106      523 12916.310SH       SOLE                 4300.000          8616.310
Microsoft Corp                 COM              594918104      736 25923.000SH       SOLE                 6110.000         19813.000
Mitsubishi Tokyo Finl Group In COM              606822104     2544 292450.000SH      SOLE                84600.000        207850.000
Newmont Mining Corp Com        COM              651639106     4474 98767.819SH       SOLE                28075.000         70692.819
Nippon Teleg & Tel             COM              654624105     4551 209904.148SH      SOLE                56450.000        153454.148
Oneok Partners LP              COM              68268N103      423 7350.000 SH       SOLE                  200.000          7150.000
Oracle Corp Com                COM              68389X105     2758 141025.000SH      SOLE                43200.000         97825.000
PPL Corporation                COM              69351t106      209 4562.000 SH       SOLE                                   4562.000
Penn Virginia Corp             COM              707882106      854 19380.000SH       SOLE                 1400.000         17980.000
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     1474 60435.902SH       SOLE                14919.000         45516.903
Pepsico Inc                    COM              713448108      701 9712.000 SH       SOLE                  500.000          9212.000
Pfizer                         COM              717081103     5457 260712.323SH      SOLE                66725.000        193987.323
Philip Morris International    COM              718172109      226 4462.836 SH       SOLE                 2075.000          2387.836
Procter and Gamble             COM              742718109      808 11530.000SH       SOLE                 3017.000          8513.000
Qualcomm Inc Com               COM              747525103      221 5381.000 SH       SOLE                                   5381.000
Quest Diagnostics Inc Com      COM              74834l100     2209 48801.274SH       SOLE                14800.000         34001.274
Resource American Inc          COM              761195205      353 37361.000SH       SOLE                10139.000         27222.000
Shire Pharm                    COM              82481R106     1480 25529.001SH       SOLE                 7627.000         17902.001
Sony Corporation ADR           COM              835699307     1727 43100.000SH       SOLE                12250.000         30850.000
Supervalu Inc                  COM              868536103     2730 91076.353SH       SOLE                25675.000         65401.353
Taiwan Semiconductor           COM              874039100     3503 341050.000SH      SOLE                87625.000        253425.000
Teppco Partners LP             COM              872384102      299 8654.729 SH       SOLE                                   8654.729
The Bancorp Inc.               COM              05969A105      148 12250.000SH       SOLE                 5000.000          7250.000
Thermo Electron                COM              883556102      427 7512.000 SH       SOLE                                   7512.000
TrustCo Bank Corp NY           COM              898349105      335 37720.457SH       SOLE                16300.000         21420.457
Tyson Foods Inc Cl A           COM              902494103     2937 184150.000SH      SOLE                47875.000        136275.000
United Parcel Service          COM              911312106     2921 40000.469SH       SOLE                11850.000         28150.469
Vector Group Ltd.              COM              92240M108      286 16241.765SH       SOLE                                  16241.765
Verizon Communications Com     COM              92343v104     3092 84830.107SH       SOLE                25050.000         59780.107
Viacom Inc Cl b                COM              92553P201     2260 57050.000SH       SOLE                24225.000         32825.000
Waste Mgmt Inc Del Com         COM              94106L109      359 10682.516SH       SOLE                 3825.000          6857.516
Wellpoint Inc                  COM              94973v107     1577 35735.000SH       SOLE                10135.000         25600.000
Wyeth                          COM              983024100     1198 28683.000SH       SOLE                  650.000         28033.000
XTO Energy Inc                 COM              98385x106     8889 143693.996SH      SOLE                47311.999         96381.997